SHARE-BASED COMPENSATION (Narrative) (Details) $ / shares in Units, $ in Thousands		1 Months Ended					12 Months Ended		48 Months Ended
	Jun. 06, 2019 USD ($) shares $ / shares	Apr. 23, 2020 USD ($) shares $ / shares	Mar. 24, 2019 USD ($) shares $ / shares	Jun. 27, 2018 shares	Feb. 22, 2018 USD ($) shares	Mar. 31, 2014	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2018 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options | $								$ 1,261
Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options | $								389
Employees and directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted | $							$ 1,819	$ 1,824	$ 1,819	$ 441
Employees and directors [Member] | 2003 Israeli Share Option Plan ("Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercisable period									5-10 years
Vesting period									3-4 years
Employees and directors [Member] | Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares reserved for issuance stock options							3,672,399		3,672,399
Shares available for future grant							316,621		316,621
Employees and directors [Member] | Restricted Shares Unit [Member] | 2014 Equity Incentive Plan (the "2014 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercisable period						5-10 years
Vesting period						3-4 years
CEO [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted | $					$ 98		$ 76		$ 76
Options granted				131,102	208,332		40,000
Options granted, exercise price | $ / shares							$ 4.63		$ 4.63
CEO [Member] | 2014 Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted			40,000
CEO [Member] | 2014 Share Incentive Plan [Member] | Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted			20,000
Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted								625,000
Options granted, exercise price | $ / shares								$ 5.15
Directors [Member] | 2014 Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		1,274,379
Options granted, exercise price | $ / shares		$ 1.75
Fair value of options | $		$ 1,819
Employees [Member] | Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted								95,833
Incoming CEO and chairman [Member] | 2014 Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			3-4 years
Options granted			60,000
Options granted, exercise price | $ / shares			$ 4.92
Fair value of options | $			$ 164
Incoming CEO and chairman [Member] | 2014 Share Incentive Plan [Member] | Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted			30,000
Fair value of options | $			$ 158
Chairman [Member] | 2014 Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted			20,000
Chairman [Member] | 2014 Share Incentive Plan [Member] | Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted			10,000
Incoming CFO [Member] | 2014 Share Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	40,000
Options granted, exercise price | $ / shares	$ 3.84
Fair value of options | $	$ 93
Incoming CFO [Member] | 2014 Share Incentive Plan [Member] | Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	6,667
Fair value of options | $	$ 26